UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08201

ALLIANCEBERNSTEIN GREATER CHINA ‘97 FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2011

Date of reporting period: April 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Greater China ‘97 Fund

Portfolio of Investments

April 30, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.4%
Financials - 37.1%
Commercial Banks - 18.0%
BOC Hong Kong Holdings Ltd.	189,000	$594,128
China Construction Bank Corp.-Class H	3,298,600	3,127,773
Chinatrust Financial Holding Co., Ltd.	1,032,000	948,142
Chongqing Rural Commercial Bank (a)	1,479,000	1,026,468
Hang Seng Bank Ltd.	34,500	540,127
Industrial & Commercial Bank of China-Class H	4,159,020	3,527,735
Standard Chartered PLC	43,231	1,192,420

		10,956,793

Diversified Financial Services - 2.9%
Fubon Financial Holding Co., Ltd.	439,000	644,877
Hong Kong Exchanges and Clearing Ltd.	49,300	1,127,396

		1,772,273

Insurance - 6.6%
AIA Group Ltd. (a)	524,600	1,775,976
Cathay Financial Holding Co., Ltd.	588,650	984,205
China Life Insurance Co., Ltd.-Class H	114,000	407,484
Ping An Insurance Group Co.-Class H	78,500	860,950

		4,028,615

Real Estate Management & Development - 9.6%
Cheung Kong Holdings Ltd.	81,000	1,278,378
Guangzhou R&F Properties Co., Ltd.	522,800	711,985
Longfor Properties Co., Ltd.	747,000	1,197,293
Sun Hung Kai Properties Ltd.	91,000	1,429,988
Wharf Holdings Ltd.	168,000	1,237,171

		5,854,815

		22,612,496

Information Technology - 21.1%
Communications Equipment - 4.6%
BYD Electronic International Co., Ltd.	731,500	393,508
HTC Corp.	43,000	1,957,217
Wistron NeWeb Corp.	47,000	180,952
ZTE Corp.-Class H	74,960	270,134

		2,801,811

Electronic Equipment, Instruments & Components - 7.4%
Chroma ATE, Inc.	423,764	1,399,493
Delta Electronics, Inc.	201,000	899,743
Hon Hai Precision Industry Co., Ltd.	220,262	836,450
Kingboard Chemical Holdings Ltd.	60,500	332,392
Unimicron Technology Corp.	652,000	1,075,565

		4,543,643

Internet Software & Services - 2.1%
Tencent Holdings Ltd.	44,000	1,262,066

Semiconductors & Semiconductor Equipment - 7.0%
MediaTek, Inc.	25,000	276,822
Taiwan Semiconductor Manufacturing Co., Ltd.	1,193,714	3,087,525

Company	Shares	U.S. $ Value
Trina Solar Ltd. (Sponsored ADR) (a)	31,000	$883,190

		4,247,537

		12,855,057

Consumer Discretionary - 11.8%
Hotels, Restaurants & Leisure - 2.1%
Ajisen China Holdings Ltd.	426,000	851,136
Sands China Ltd. (a)	162,400	456,325

		1,307,461

Media - 2.5%
Focus Media Holding Ltd. (ADR) (a)	42,700	1,500,905

Multiline Retail - 2.2%
Springland International Holdings Ltd. (a)	1,482,000	1,312,881

Specialty Retail - 5.0%
Belle International Holdings Ltd.	382,000	749,643
L’Occitane International SA (a)	301,750	724,979
Man Wah Holdings Ltd.	380,000	471,147
Zhongsheng Group Holdings Ltd. (a)	588,500	1,112,433

		3,058,202

		7,179,449

Materials - 7.2%
Chemicals - 2.3%
Formosa Chemicals & Fibre Corp.	158,000	638,932
Formosa Plastics Corp.	183,000	749,411

		1,388,343

Construction Materials - 1.4%
BBMG Corp.	198,000	325,236
China Resources Cement Holdings, Ltd.	480,000	491,489

		816,725

Metals & Mining - 3.5%
China Metal Recycling Holdings Ltd.	148,200	205,975
China Steel Corp.	503,000	622,880
CITIC Dameng Holdings Ltd. (a)	1,191,000	385,493
Jiangxi Copper Co., Ltd.-Class H	99,000	337,292
Mongolian Mining Corp. (a)	513,000	602,309

		2,153,949

		4,359,017

Energy - 7.1%
Oil, Gas & Consumable Fuels - 7.1%
CNOOC Ltd.	1,523,000	3,785,534
PetroChina Co., Ltd.-Class H	376,000	543,846

		4,329,380

Industrials - 5.2%
Airlines - 0.5%
Eva Airways Corp. (a)	317,000	292,277

Company	Shares	U.S. $ Value
Construction & Engineering - 0.6%
China Communications Construction Co., Ltd.	382,000	$353,809

Machinery - 1.4%
China Rongsheng Heavy Industry Group Co., Ltd.	1,028,000	866,678

Marine - 2.2%
China Shipping Container Lines Co., Ltd.-Class H (a)	2,147,000	856,630
SITC International Holdings Co., Ltd.	937,000	510,648

		1,367,278

Transportation Infrastructure - 0.5%
China Merchants Holdings International Co., Ltd.	62,000	287,879

		3,167,921

Consumer Staples - 5.0%
Food & Staples Retailing - 0.6%
President Chain Store Corp.	70,000	384,279

Food Products - 4.4%
Besunyen Holdings Co.	1,413,000	477,934
China Mengniu Dairy Co., Ltd.	279,000	861,687
China Yurun Food Group Ltd.	361,000	1,328,720

		2,668,341

		3,052,620

Telecommunication Services - 2.5%
Wireless Telecommunication Services - 2.5%
China Mobile Ltd.	165,500	1,524,481

Health Care - 1.3%
Pharmaceuticals - 1.3%
China Shineway Pharmaceutical Group Ltd.	187,000	453,536
Sihuan Pharmaceutical Holdings Group Ltd. (a)	570,000	363,367

		816,903

Utilities - 1.1%
Independent Power Producers & Energy Traders - 1.1%
China Longyuan Power Group Corp.	624,000	642,203

Total Common Stocks (cost $43,271,821)		60,539,527

WARRANTS - 0.0%
Information Technology - 0.0%
Kingboard Chemical Holdings Ltd., expiring 10/31/12 (a) (cost $545)	7,200	6,026

U.S. $ Value
Total Investments - 99.4% (cost $43,272,366) (b)	$60,545,553
Other assets less liabilities - 0.6%	375,169

Net Assets - 100.0%	$60,920,722

(a)	Non-income producing security.
(b)	As of April 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $18,187,355 and gross unrealized depreciation of investments was $(914,168), resulting in net unrealized appreciation of $17,273,187.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

Portfolio Summary

April 30, 2011 (unaudited)

COUNTRY BREAKDOWN*

53.8%	China
24.7%	Taiwan
17.3%	Hong Kong
2.0%	United Kingdom
1.2%	Luxembourg
1.0%	Mongolia

100.0%	Total Investments

*	All data are as of April 30, 2011. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time.

AllianceBernstein Greater China ‘97

April 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2011:

Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks:
Financials	$1,026,468	$21,586,028		$–0–	$22,612,496
Information Technology	883,190	11,971,867		–0–	12,855,057
Consumer Discretionary	2,813,786	4,365,663		–0–	7,179,449
Materials	–0–	4,359,017		–0–	4,359,017
Energy	–0–	4,329,380		–0–	4,329,380
Industrials	–0–	3,167,921		–0–	3,167,921
Consumer Staples	–0–	3,052,620		–0–	3,052,620
Telecommunication Services	–0–	1,524,481		–0–	1,524,481
Health Care	–0–	816,903		–0–	816,903
Utilities	–0–	642,203		–0–	642,203
Warrants	6,026	–0–		–0–	6,026

Total Investments in Securities	4,729,470	55,816,083	†	–0–	60,545,553
Other Financial Instruments*	–0–	–0–		–0–	–0–

Total	$4,729,470	$55,816,083		$–0–	$60,545,553

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
†	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Greater China ‘97 Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date: June 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date: June 21, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date: June 21, 2011